WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited)	October 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 67.6%
COMMUNICATION SERVICES - 12.7%
Diversified Telecommunication Services - 2.1%
Cogent Communications Group Inc., Senior Secured Notes	5.375%	3/1/22	1,870,000	$1,954,150	(a)
Intelsat Jackson Holdings SA, Senior Secured Notes	8.000%	2/15/24	2,780,000	2,862,538	(a)
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	2,060,000	2,211,925	(a)
UPCB Finance IV Ltd., Senior Secured Notes	5.375%	1/15/25	1,500,000	1,554,375	(a)

Total Diversified Telecommunication Services				8,582,988

Interactive Media & Services - 0.4%
Match Group Inc., Senior Notes	6.375%	6/1/24	880,000	926,200
Match Group Inc., Senior Notes	5.000%	12/15/27	510,000	534,863	(a)

Total Interactive Media & Services				1,461,063

Media - 6.4%
Altice Luxembourg SA, Senior Secured Notes	10.500%	5/15/27	800,000	907,000	(a)
American Media LLC, Secured Notes	10.500%	12/31/26	1,660,000	1,796,950	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/23	750,000	769,688	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.375%	5/1/25	6,000,000	6,240,000	(a)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	5,360,000	5,393,500
DISH DBS Corp., Senior Notes	7.750%	7/1/26	2,115,000	2,139,005
Meredith Corp., Senior Notes	6.875%	2/1/26	980,000	1,015,015
Sirius XM Radio Inc., Senior Notes	4.625%	7/15/24	1,440,000	1,508,400	(a)
Univision Communications Inc., Senior Secured Notes	5.125%	5/15/23	1,800,000	1,809,000	(a)
Virgin Media Finance PLC, Senior Notes	5.750%	1/15/25	3,630,000	3,752,513	(a)

Total Media				25,331,071

Wireless Telecommunication Services - 3.8%
CSC Holdings LLC, Secured Notes	5.375%	7/15/23	700,000	719,236	(a)
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	930,000	1,040,437	(a)
Sprint Communications Inc., Senior Notes	11.500%	11/15/21	2,660,000	3,088,925
Sprint Communications Inc., Senior Notes	6.000%	11/15/22	1,000,000	1,060,000
Sprint Corp., Senior Notes	7.875%	9/15/23	4,100,000	4,535,625

See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2019 Quarterly Report	1

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Wireless Telecommunication Services - (continued)
Sprint Corp., Senior Notes	7.125%	6/15/24	2,560,000	$2,784,000
T-Mobile USA Inc., Senior Notes	6.000%	4/15/24	1,890,000	1,965,600

Total Wireless Telecommunication Services				15,193,823

TOTAL COMMUNICATION SERVICES				50,568,945

CONSUMER DISCRETIONARY - 12.4%
Auto Components - 0.6%
American Axle & Manufacturing Inc., Senior Notes	6.625%	10/15/22	710,000	715,325
American Axle & Manufacturing Inc., Senior Notes	6.250%	4/1/25	860,000	832,050
Delphi Technologies PLC, Senior Notes	5.000%	10/1/25	770,000	669,900	(a)

Total Auto Components				2,217,275

Diversified Consumer Services - 2.4%
AMN Healthcare Inc., Senior Notes	4.625%	10/1/27	320,000	326,761	(a)
Carriage Services Inc., Senior Notes	6.625%	6/1/26	1,130,000	1,180,850	(a)
Frontdoor Inc., Senior Notes	6.750%	8/15/26	900,000	982,125	(a)
Prime Security Services Borrower LLC/ Prime Finance Inc., Secured Notes	9.250%	5/15/23	498,000	524,830	(a)
Prime Security Services Borrower LLC/ Prime Finance Inc., Senior Secured Notes	5.250%	4/15/24	1,680,000	1,724,100	(a)
Prime Security Services Borrower LLC/ Prime Finance Inc., Senior Secured Notes	5.750%	4/15/26	520,000	534,144	(a)
Service Corp. International, Senior Notes	5.375%	5/15/24	3,044,000	3,146,735
Weight Watchers International Inc., Senior Notes	8.625%	12/1/25	1,220,000	1,262,700	(a)

Total Diversified Consumer Services				9,682,245

Hotels, Restaurants & Leisure - 5.5%
1011778 BC ULC/New Red Finance Inc., Secured Notes	5.000%	10/15/25	1,040,000	1,068,600	(a)
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	4.250%	5/15/24	820,000	843,575	(a)
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	3.875%	1/15/28	630,000	634,914	(a)
Boyne USA Inc., Secured Notes	7.250%	5/1/25	1,010,000	1,108,475	(a)
Brinker International Inc., Senior Notes	5.000%	10/1/24	950,000	1,012,344	(a)
Golden Nugget Inc., Senior Notes	8.750%	10/1/25	950,000	1,002,250	(a)

See Notes to Schedule of Investments.

2	Western Asset Short Duration High Income Fund 2019 Quarterly Report

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Hotels, Restaurants & Leisure - (continued)
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	4.625%	4/1/25	1,060,000	$1,091,800
International Game Technology PLC, Senior Secured Notes	6.250%	2/15/22	2,670,000	2,823,525	(a)
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., Secured Notes	10.250%	11/15/22	1,100,000	1,168,750	(a)
MGM China Holdings Ltd., Senior Notes	5.375%	5/15/24	1,280,000	1,344,000	(a)
MGM Resorts International, Senior Notes	6.000%	3/15/23	2,000,000	2,210,640
Scientific Games International Inc., Senior Notes	10.000%	12/1/22	1,256,000	1,295,250
Scientific Games International Inc., Senior Secured Notes	5.000%	10/15/25	120,000	123,900	(a)
Silversea Cruise Finance Ltd., Senior Secured Notes	7.250%	2/1/25	2,148,000	2,294,322	(a)
Sugarhouse HSP Gaming Prop Mezz LP/ Sugarhouse HSP Gaming Finance Corp., Senior Secured Notes	5.875%	5/15/25	540,000	535,950	(a)
Viking Cruises Ltd., Senior Notes	6.250%	5/15/25	3,310,000	3,467,225	(a)

Total Hotels, Restaurants & Leisure				22,025,520

Household Durables - 1.8%
Century Communities Inc., Senior Notes	5.875%	7/15/25	480,000	501,600
Lennar Corp., Senior Notes	4.500%	4/30/24	1,590,000	1,685,400
Lennar Corp., Senior Notes	5.875%	11/15/24	1,500,000	1,678,125
TopBuild Corp., Senior Notes	5.625%	5/1/26	1,670,000	1,761,850	(a)
William Lyon Homes Inc., Senior Notes	7.000%	8/15/22	58,000	58,181
William Lyon Homes Inc., Senior Notes	6.000%	9/1/23	1,120,000	1,164,800
William Lyon Homes Inc., Senior Notes	5.875%	1/31/25	200,000	204,500

Total Household Durables				7,054,456

Specialty Retail - 1.1%
GameStop Corp., Senior Notes	6.750%	3/15/21	150,000	150,750	(a)
L Brands Inc., Senior Notes	5.625%	10/15/23	1,710,000	1,823,288
Party City Holdings Inc., Senior Notes	6.625%	8/1/26	1,050,000	1,023,750	(a)
ServiceMaster Co. LLC, Senior Notes	5.125%	11/15/24	1,380,000	1,431,750	(a)

Total Specialty Retail				4,429,538

Textiles, Apparel & Luxury Goods - 1.0%
Hanesbrands Inc., Senior Notes	4.625%	5/15/24	2,000,000	2,112,400	(a)

See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2019 Quarterly Report	3

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Textiles, Apparel & Luxury Goods - (continued)
Levi Strauss & Co., Senior Notes	5.000%	5/1/25	950,000	$990,375
William Carter Co., Senior Notes	5.625%	3/15/27	660,000	708,675	(a)

Total Textiles, Apparel & Luxury Goods				3,811,450

TOTAL CONSUMER DISCRETIONARY				49,220,484

CONSUMER STAPLES - 1.2%
Beverages - 0.3%
Cott Holdings Inc., Senior Notes	5.500%	4/1/25	1,170,000	1,224,113	(a)

Food Products - 0.8%
Lamb Weston Holdings Inc., Senior Notes	4.625%	11/1/24	2,000,000	2,112,500	(a)
Simmons Foods Inc., Secured Notes	5.750%	11/1/24	1,153,000	1,132,822	(a)

Total Food Products				3,245,322

Tobacco - 0.1%
Pyxus International Inc., Secured Notes	9.875%	7/15/21	302,000	188,750

TOTAL CONSUMER STAPLES				4,658,185

ENERGY - 8.9%
Energy Equipment & Services - 0.5%
Transocean Guardian Ltd., Senior Secured Notes	5.875%	1/15/24	1,441,800	1,449,009	(a)
Transocean Inc., Senior Notes	9.000%	7/15/23	207,000	211,657	(a)
Transocean Inc., Senior Notes	7.250%	11/1/25	540,000	479,250	(a)

Total Energy Equipment & Services				2,139,916

Oil, Gas & Consumable Fuels - 8.4%
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.125%	11/15/22	3,900,000	3,851,250	(a)
Carrizo Oil & Gas Inc., Senior Notes	8.250%	7/15/25	490,000	467,950
Chesapeake Energy Corp., Senior Notes	7.000%	10/1/24	760,000	516,800
Chesapeake Energy Corp., Senior Notes	8.000%	6/15/27	1,900,000	1,197,000
Covey Park Energy LLC/Covey Park Finance Corp., Senior Notes	7.500%	5/15/25	1,410,000	1,050,450	(a)
DCP Midstream Operating LP, Senior Notes	4.750%	9/30/21	975,000	996,937	(a)
DCP Midstream Operating LP, Senior Notes	4.950%	4/1/22	190,000	196,669
DCP Midstream Operating LP, Senior Notes	5.375%	7/15/25	810,000	853,780
Diamondback Energy Inc., Senior Notes	4.750%	11/1/24	530,000	549,212
Endeavor Energy Resources LP/EER Finance Inc., Senior Notes	5.500%	1/30/26	560,000	579,611	(a)
Extraction Oil & Gas Inc., Senior Notes	7.375%	5/15/24	1,320,000	547,800	(a)

See Notes to Schedule of Investments.

4	Western Asset Short Duration High Income Fund 2019 Quarterly Report

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Oil, Gas & Consumable Fuels - (continued)
Extraction Oil & Gas Inc., Senior Notes	5.625%	2/1/26	2,220,000		$954,600	(a)
Genesis Energy LP/Genesis Energy Finance Corp., Senior Notes	5.625%	6/15/24	1,690,000		1,588,600
MEG Energy Corp., Secured Notes	6.500%	1/15/25	500,000		521,875	(a)
MEG Energy Corp., Senior Notes	6.375%	1/30/23	820,000		777,975	(a)
MEG Energy Corp., Senior Notes	7.000%	3/31/24	1,000,000		942,500	(a)
Montage Resources Corp., Senior Notes	8.875%	7/15/23	570,000		440,325
NGPL PipeCo LLC, Senior Notes	4.375%	8/15/22	2,000,000		2,077,617	(a)
Northern Oil and Gas Inc., Secured Notes (8.500% Cash or 1.000% PIK)	8.500%	5/15/23	2,331,614		2,419,050	(b)
Oasis Petroleum Inc., Senior Notes	6.875%	3/15/22	790,000		697,175
Oasis Petroleum Inc., Senior Notes	6.875%	1/15/23	733,000		637,710
Petrobras Global Finance BV, Senior Notes	6.125%	1/17/22	649,000		698,324
Petrobras Global Finance BV, Senior Notes	6.250%	3/17/24	300,000		338,025
QEP Resources Inc., Senior Notes	6.875%	3/1/21	287,000		288,794
Range Resources Corp., Senior Notes	5.000%	3/15/23	1,009,000		877,830
Shelf Drilling Holdings Ltd., Senior Notes	8.250%	2/15/25	2,030,000		1,715,350	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.250%	11/15/23	1,000,000		1,008,450
Teine Energy Ltd., Senior Notes	6.875%	9/30/22	850,000		854,250	(a)
Vesta Energy Corp., Senior Notes	8.125%	7/24/23	970,000	CAD	598,777	(a)
Viper Energy Partners LP, Senior Notes	5.375%	11/1/27	420,000		425,250	(a)
Whiting Petroleum Corp., Senior Notes	5.750%	3/15/21	1,520,000		1,436,400
WPX Energy Inc., Senior Notes	6.000%	1/15/22	550,000		569,250
WPX Energy Inc., Senior Notes	8.250%	8/1/23	2,010,000		2,251,200
WPX Energy Inc., Senior Notes	5.750%	6/1/26	450,000		453,938

Total Oil, Gas & Consumable Fuels					33,380,724

TOTAL ENERGY					35,520,640

FINANCIALS - 9.2%
Banks - 3.0%
Bank of America Corp., Junior Subordinated Notes (5.875% to 3/15/28 then 3 mo. USD LIBOR + 2.931%)	5.875%	3/15/28	690,000		759,242	(c)(d)

See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2019 Quarterly Report	5

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Barclays PLC, Junior Subordinated Notes (8.000% to 6/15/24 then 5 year Treasury Constant Maturity Rate + 5.672%)	8.000%	6/15/24	750,000	$818,974	(c)(d)
CIT Group Inc., Senior Notes	4.750%	2/16/24	850,000	907,690
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	1,320,000	1,584,087	(a)(c)(d)
Danske Bank A/S, Senior Notes	5.375%	1/12/24	500,000	551,388	(a)
HSBC Holdings PLC, Junior Subordinated Notes (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	1,150,000	1,218,597	(c)(d)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	1,500,000	1,566,840	(a)
Lions Gate Capital Holdings LLC, Senior Notes	6.375%	2/1/24	850,000	813,344	(a)
Lions Gate Capital Holdings LLC, Senior Notes	5.875%	11/1/24	630,000	596,925	(a)
NatWest Markets NV, Subordinated Notes	7.750%	5/15/23	580,000	666,894
Royal Bank of Scotland Group PLC, Junior Subordinated Notes (8.625% to 8/15/21 then USD 5 year ICE Swap Rate + 7.598%)	8.625%	8/15/21	1,050,000	1,134,000	(c)(d)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	960,000	1,120,453	(a)(d)

Total Banks				11,738,434

Capital Markets - 0.8%
Credit Suisse Group AG, Junior Subordinated Notes (6.375% to 8/21/26 then 5 year Treasury Constant Maturity Rate + 4.822%)	6.375%	8/21/26	600,000	633,750	(a)(c)(d)
Credit Suisse Group AG, Junior Subordinated Notes (7.250% to 9/12/25 then USD 5 year ICE Swap Rate + 4.332%)	7.250%	9/12/25	200,000	217,671	(a)(c)(d)
Credit Suisse Group AG, Junior Subordinated Notes (7.500% to 7/17/23 then USD 5 year ICE Swap Rate + 4.600%)	7.500%	7/17/23	210,000	226,614	(a)(c)(d)

See Notes to Schedule of Investments.

6	Western Asset Short Duration High Income Fund 2019 Quarterly Report

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Capital Markets - (continued)
Donnelley Financial Solutions Inc., Senior Notes	8.250%	10/15/24	1,000,000	$1,042,500
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	1,130,000	1,213,338	(a)(c)(d)

Total Capital Markets				3,333,873

Consumer Finance - 2.3%
Ally Financial Inc., Senior Notes	8.000%	3/15/20	1,430,000	1,461,460
Ally Financial Inc., Senior Notes	7.500%	9/15/20	1,450,000	1,515,250
FirstCash Inc., Senior Notes	5.375%	6/1/24	1,200,000	1,248,000	(a)
Navient Corp., Senior Notes	6.500%	6/15/22	4,530,000	4,858,425

Total Consumer Finance				9,083,135

Diversified Financial Services - 2.9%
Allied Universal Holdco LLC/Allied Universal Finance Corp., Senior Secured Notes	6.625%	7/15/26	1,810,000	1,936,700	(a)
ASP AMC Merger Sub Inc., Senior Notes	8.000%	5/15/25	1,210,000	756,250	(a)
DAE Funding LLC, Senior Notes	5.750%	11/15/23	2,680,000	2,814,000	(a)
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	4,870,000	4,996,376	(a)(b)
ILFC E-Capital Trust I, Ltd. GTD ((Highest of 3 mo. USD LIBOR, 10 year Treasury Constant Maturity Rate and 30 year Treasury Constant Maturity Rate) + 1.550%)	3.770%	12/21/65	1,250,000	923,775	(a)(d)

Total Diversified Financial Services				11,427,101

Insurance - 0.2%
Fidelity & Guaranty Life Holdings Inc., Senior Notes	5.500%	5/1/25	890,000	954,525	(a)

TOTAL FINANCIALS				36,537,068

HEALTH CARE - 6.6%
Health Care Equipment & Supplies - 0.3%
Immucor Inc., Senior Notes	11.125%	2/15/22	1,210,000	1,216,655	(a)

Health Care Providers & Services - 4.6%
Air Medical Group Holdings Inc., Senior Notes	6.375%	5/15/23	540,000	461,700	(a)
Centene Corp., Senior Notes	4.750%	1/15/25	2,490,000	2,582,155
CHS/Community Health Systems Inc., Senior Secured Notes	8.000%	3/15/26	1,530,000	1,499,400	(a)

See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2019 Quarterly Report	7

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Providers & Services - (continued)
DaVita Inc., Senior Notes	5.000%	5/1/25	510,000	$517,114
HCA Inc., Senior Notes	5.375%	2/1/25	3,540,000	3,898,425
Polaris Intermediate Corp., Senior Notes (8.500% PIK)	8.500%	12/1/22	1,000,000	842,500	(a)(b)
RegionalCare Hospital Partners Holdings Inc., Senior Secured Notes	8.250%	5/1/23	1,240,000	1,324,475	(a)
RegionalCare Hospital Partners Holdings Inc./LifePoint Health Inc., Senior Notes	9.750%	12/1/26	780,000	858,000	(a)
Tenet Healthcare Corp., Senior Notes	6.750%	6/15/23	3,960,000	4,206,312
Tenet Healthcare Corp., Senior Secured Notes	4.625%	9/1/24	2,000,000	2,053,700	(a)

Total Health Care Providers & Services				18,243,781

Pharmaceuticals - 1.7%
Bausch Health Americas Inc., Senior Notes	9.250%	4/1/26	130,000	147,390	(a)
Bausch Health Cos. Inc., Senior Notes	6.125%	4/15/25	2,900,000	3,017,812	(a)
Bausch Health Cos. Inc., Senior Notes	9.000%	12/15/25	1,110,000	1,250,360	(a)
Bausch Health Cos. Inc., Senior Secured Notes	5.500%	11/1/25	530,000	555,843	(a)
Endo Dac/Endo Finance LLC/Endo Finco Inc., Senior Secured Notes	5.875%	10/15/24	1,000,000	917,500	(a)
HLF Financing Sarl LLC/Herbalife International Inc., Senior Notes	7.250%	8/15/26	920,000	963,700	(a)

Total Pharmaceuticals				6,852,605

TOTAL HEALTH CARE				26,313,041

INDUSTRIALS - 4.9%
Aerospace & Defense - 0.3%
BBA US Holdings Inc., Senior Notes	5.375%	5/1/26	1,230,000	1,288,425	(a)

Air Freight & Logistics - 0.6%
XPO Logistics Inc., Senior Notes	6.125%	9/1/23	2,189,000	2,265,615	(a)

Airlines - 0.2%
American Airlines, Pass-Through Trust	5.625%	1/15/21	109,065	111,194	(a)
Continental Airlines Inc. Pass-Through Trust	5.500%	10/29/20	113,757	116,281
Continental Airlines Pass-Through Trust	8.388%	11/1/20	96	100
United Continental Holdings Inc., Senior Notes	4.250%	10/1/22	740,000	765,138

Total Airlines				992,713

See Notes to Schedule of Investments.

8	Western Asset Short Duration High Income Fund 2019 Quarterly Report

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Building Products - 0.5%
Standard Industries Inc., Senior Notes	5.500%	2/15/23	1,300,000	$1,332,110	(a)
Standard Industries Inc., Senior Notes	5.375%	11/15/24	500,000	515,650	(a)

Total Building Products				1,847,760

Commercial Services & Supplies - 2.1%
ADT Security Corp., Senior Secured Notes	4.125%	6/15/23	1,740,000	1,768,275
GFL Environmental Inc., Senior Notes	5.625%	5/1/22	100,000	103,000	(a)
GFL Environmental Inc., Senior Notes	5.375%	3/1/23	1,250,000	1,292,187	(a)
GFL Environmental Inc., Senior Notes	8.500%	5/1/27	870,000	959,175	(a)
United Rentals North America Inc., Secured Notes	4.625%	7/15/23	1,000,000	1,025,250
United Rentals North America Inc., Secured Notes	3.875%	11/15/27	300,000	303,825	(e)
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	1,900,000	2,014,000
Waste Pro USA Inc., Senior Notes	5.500%	2/15/26	890,000	923,375	(a)

Total Commercial Services & Supplies				8,389,087

Machinery - 0.8%
Allison Transmission Inc., Senior Notes	5.000%	10/1/24	1,350,000	1,385,438	(a)
Cleaver-Brooks Inc., Senior Secured Notes	7.875%	3/1/23	1,710,000	1,620,225	(a)
MAI Holdings Inc., Senior Secured Notes	9.500%	6/1/23	450,000	191,250

Total Machinery				3,196,913

Road & Rail - 0.3%
Flexi-Van Leasing Inc., Secured Notes	10.000%	2/15/23	1,080,000	1,031,400	(a)

Trading Companies & Distributors - 0.1%
Ahern Rentals Inc., Secured Notes	7.375%	5/15/23	330,000	268,950	(a)

TOTAL INDUSTRIALS				19,280,863

INFORMATION TECHNOLOGY - 0.9%
Communications Equipment - 0.1%
CommScope Technologies LLC, Senior Notes	6.000%	6/15/25	410,000	366,314	(a)

Semiconductors & Semiconductor Equipment - 0.8%
Advanced Micro Devices Inc, Senior Notes	7.000%	7/1/24	252,000	262,080
Seagate HDD Cayman, Senior Notes	4.875%	3/1/24	2,726,000	2,899,676

Total Semiconductors & Semiconductor Equipment				3,161,756

TOTAL INFORMATION TECHNOLOGY				3,528,070

See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2019 Quarterly Report	9

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
MATERIALS - 7.8%
Chemicals - 0.9%
FXI Holdings Inc., Senior Secured Notes	7.875%	11/1/24	1,160,000	$1,033,560	(a)
Valvoline Inc., Senior Notes	5.500%	7/15/24	1,600,000	1,668,500
Valvoline Inc., Senior Notes	4.375%	8/15/25	720,000	736,200

Total Chemicals				3,438,260

Construction Materials - 0.3%
Summit Materials LLC/Summit Materials Finance Corp., Senior Notes	5.125%	6/1/25	640,000	658,400	(a)
U.S. Concrete Inc., Senior Notes	6.375%	6/1/24	600,000	627,552

Total Construction Materials				1,285,952

Containers & Packaging - 2.0%
ARD Securities Finance SARL, Senior Secured Notes (8.750% PIK)	8.750%	1/31/23	1,158,990	1,211,145	(a)(b)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	6.000%	2/15/25	1,760,000	1,852,400	(a)
Cascades Inc., Senior Notes	5.500%	7/15/22	100,000	102,000	(a)
Greif Inc., Senior Notes	6.500%	3/1/27	1,390,000	1,497,725	(a)
Pactiv LLC, Senior Notes	7.950%	12/15/25	470,000	509,950
Pactiv LLC, Senior Notes	8.375%	4/15/27	1,325,000	1,437,625
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, Senior Secured Notes	5.125%	7/15/23	760,000	781,622	(a)
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, Senior Secured Notes (3 mo. USD LIBOR + 3.500%)	5.501%	7/15/21	160,000	160,800	(a)(d)
Trivium Packaging Finance BV, Senior Notes	8.500%	8/15/27	360,000	384,750	(a)
Trivium Packaging Finance BV, Senior Secured Notes	5.500%	8/15/26	200,000	210,000	(a)

Total Containers & Packaging				8,148,017

Metals & Mining - 3.8%
Alcoa Nederland Holding BV, Senior Notes	7.000%	9/30/26	2,370,000	2,586,262	(a)
First Quantum Minerals Ltd., Senior Notes	7.250%	5/15/22	250,000	251,250	(a)
First Quantum Minerals Ltd., Senior Notes	7.250%	4/1/23	600,000	604,875	(a)
First Quantum Minerals Ltd., Senior Notes	7.500%	4/1/25	1,830,000	1,841,438	(a)

See Notes to Schedule of Investments.

10	Western Asset Short Duration High Income Fund 2019 Quarterly Report

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Metals & Mining - (continued)
First Quantum Minerals Ltd., Senior Notes	6.875%	3/1/26	990,000	$973,913	(a)
Freeport-McMoRan Inc., Senior Notes	3.875%	3/15/23	390,000	396,825
Freeport-McMoRan Inc., Senior Notes	4.550%	11/14/24	4,160,000	4,336,800
Hudbay Minerals Inc., Senior Notes	7.250%	1/15/23	521,000	540,485	(a)
Hudbay Minerals Inc., Senior Notes	7.625%	1/15/25	2,625,000	2,685,703	(a)
Northwest Acquisitions ULC/Dominion Finco Inc., Secured Notes	7.125%	11/1/22	1,560,000	783,900	(a)

Total Metals & Mining				15,001,451

Paper & Forest Products - 0.8%
Mercer International Inc., Senior Notes	7.375%	1/15/25	1,710,000	1,778,400
Resolute Forest Products Inc., Senior Notes	5.875%	5/15/23	1,500,000	1,496,250

Total Paper & Forest Products				3,274,650

TOTAL MATERIALS				31,148,330

REAL ESTATE - 2.9%
Equity Real Estate Investment Trusts (REITs) - 2.1%
CoreCivic Inc., Senior Notes	4.125%	4/1/20	220,000	221,100
CoreCivic Inc., Senior Notes	5.000%	10/15/22	1,760,000	1,751,200
GEO Group Inc., Senior Notes	5.125%	4/1/23	2,250,000	1,991,250
Iron Mountain Inc., Senior Notes	6.000%	8/15/23	3,000,000	3,071,250
iStar Inc., Senior Notes	4.750%	10/1/24	1,000,000	1,033,750

Total Equity Real Estate Investment Trusts (REITs)				8,068,550

Real Estate Management & Development - 0.8%
Five Point Operating Co. LP/Five Point Capital Corp., Senior Notes	7.875%	11/15/25	1,640,000	1,554,179	(a)
Forestar Group Inc., Senior Notes	8.000%	4/15/24	1,550,000	1,674,000	(a)

Total Real Estate Management & Development				3,228,179

TOTAL REAL ESTATE				11,296,729

UTILITIES - 0.1%
Electric Utilities - 0.1%
Talen Energy Supply LLC, Senior Notes	10.500%	1/15/26	660,000	569,250	(a)

TOTAL CORPORATE BONDS & NOTES (Cost - $266,314,803)				268,641,605

See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2019 Quarterly Report	11

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
SENIOR LOANS - 14.5%
COMMUNICATION SERVICES - 3.5%
Diversified Telecommunication Services - 1.0%
CenturyLink Inc., Initial Term Loan B (1 mo. USD LIBOR + 2.750%)	4.536%	1/31/25	2,495,550	$2,477,352	(d)(f)(g)
Commscope Inc., Initial Term Loan (1 mo. USD LIBOR + 3.250%)	5.036%	4/4/26	1,340,000	1,320,318	(d)(f)(g)

Total Diversified Telecommunication Services				3,797,670

Entertainment - 1.1%
AMC Entertainment Holdings Inc., Term Loan B1	—	4/22/26	1,860,000	1,860,580	(h)
CEOC LLC, Term Loan B (1 mo. USD LIBOR + 2.000%)	3.786%	10/7/24	1,374,907	1,375,384	(d)(f)(g)
World Triathlon Corp., Initial Term Loan (1 mo. USD LIBOR + 4.250%)	6.036%	8/12/26	1,300,000	1,294,313	(d)(f)(g)

Total Entertainment				4,530,277

Media - 1.4%
Applovin Corp., Initial Term Loan (1 mo. USD LIBOR + 3.750%)	5.536%	8/15/25	1,313,383	1,303,806	(d)(f)(g)
CBS Radio Inc., Term Loan B1 (1 mo. USD LIBOR + 2.750%)	4.554%	11/18/24	957,568	960,553	(d)(f)(g)
Diamond Sports Group LLC, Term Loan (1 mo. USD LIBOR + 3.250%)	5.080%	8/24/26	140,000	140,385	(d)(f)(g)
EW Scripps Co., Term Loan B1 (1 mo. USD LIBOR + 2.750%)	4.536%	5/1/26	1,492,500	1,495,112	(d)(f)(g)
iHeartCommunications Inc., Term Loan (1 mo. USD LIBOR + 4.000%)	6.032%	5/1/26	1,699,973	1,707,764	(d)(f)(g)(h)

Total Media				5,607,620

TOTAL COMMUNICATION SERVICES				13,935,567

CONSUMER DISCRETIONARY - 3.8%
Auto Components - 0.4%
Drive Chassis Holdco LLC, Second Lien Term Loan B (3 mo. USD LIBOR + 8.250%)	10.260%	4/10/26	880,000	818,400	(d)(f)(g)(i)
Panther BF Aggregator 2 LP, First Lien Initial Dollar Term Loan (1 mo. USD LIBOR + 3.500%)	5.300%	4/30/26	910,000	898,614	(d)(f)(g)

Total Auto Components				1,717,014

Commercial Services & Supplies - 0.5%
Garda World Security Corp., First Lien Term Loan B	—	10/23/26	2,000,000	1,991,250	(h)

See Notes to Schedule of Investments.

12	Western Asset Short Duration High Income Fund 2019 Quarterly Report

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Diversified Consumer Services - 0.2%
Prime Security Services Borrower LLC, 2019 Refinancing Term Loan B1 (1 mo. USD LIBOR + 3.250%)	5.247%	9/23/26	857,000	$829,415	(d)(f)(g)

Hotels, Restaurants & Leisure - 0.9%
ASHCO LLC, Initial Term Loan (1 mo. USD LIBOR + 5.000%)	6.786%	9/25/24	460,600	442,637	(d)(f)(g)
Equinox Holdings Inc., First Lien Incremental Term Loan B1 (1 mo. USD LIBOR + 3.000%)	4.786%	3/8/24	1,462,650	1,458,993	(d)(f)(g)
Golden Nugget Inc., Term Loan B	4.536-4.716%	10/4/23	543,452	543,214	(d)(f)(g)
Golden Nugget Inc., Term Loan B	—	10/4/23	30,000	29,987	(h)
Scientific Games International Inc., Initial Term Loan B5 (1 mo. USD LIBOR + 2.750%)	4.536%	8/14/24	973,309	963,090	(d)(f)(g)

Total Hotels, Restaurants & Leisure				3,437,921

Specialty Retail - 1.7%
Academy Ltd., Initial Term Loan (1 mo. USD LIBOR + 4.000%)	6.011-6.032%	7/1/22	1,537,920	1,050,400	(d)(f)(g)
CWGS Group LLC, Term Loan (1 mo. USD LIBOR + 2.750%)	4.536-4.761%	11/8/23	494,753	420,540	(d)(f)(g)(i)
Party City Holdings Inc., 2018 Replacement Term Loan (1 mo. USD LIBOR + 2.500%)	4.290%	8/19/22	139,290	138,245	(d)(f)(g)
PetSmart Inc., Term Loan B2 (1 mo. USD LIBOR + 4.000%)	5.930%	3/11/22	3,085,483	3,012,202	(d)(f)(g)
Sally Holdings LLC, Term Loan B2	4.500%	7/5/24	710,000	695,800	(f)(g)
Spencer Spirit IH LLC, Initial Term Loan	5.000-7.846%	6/12/26	1,320,000	1,293,600	(d)(f)(g)

Total Specialty Retail				6,610,787

Textiles, Apparel & Luxury Goods - 0.1%
TOMS Shoes LLC, Initial Term Loan (3 mo. USD LIBOR + 5.500%)	7.430%	10/30/20	592,846	383,867	(d)(f)(g)

TOTAL CONSUMER DISCRETIONARY				14,970,254

ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Permian Production Partners LLC, Initial Advance Term Loan	2.000%	5/20/24	864,500	453,862	(d)(f)(g)(i)

FINANCIALS - 1.2%
Diversified Financial Services - 1.2%
Allied Universal Holdco LLC, Delayed Draw Term Loan	2.125%	7/10/26	140,692	139,923	(d)(f)(g)

See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2019 Quarterly Report	13

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Diversified Financial Services - (continued)
Allied Universal Holdco LLC, Initial Term Loan (3 mo. USD LIBOR + 4.250%)	6.507%	7/10/26	1,420,993	$1,413,221	(d)(f)(g)
Intelsat Jackson Holdings SA, Term Loan B3 (6 mo. USD LIBOR + 3.750%)	5.682%	11/27/23	480,000	479,700	(d)(f)(g)
Jane Street Group LLC, New Term Loan (1 mo. USD LIBOR + 3.000%)	4.786%	8/25/22	1,114,372	1,110,889	(d)(f)(g)
Kestra Financial Inc., Initial Term Loan (3 mo. USD LIBOR + 4.250%)	6.360%	6/3/26	1,200,000	1,175,500	(d)(f)(g)
UFC Holdings LLC, Term Loan B (1 mo. USD LIBOR + 3.250%)	5.040%	4/29/26	428,292	428,667	(d)(f)(g)

TOTAL FINANCIALS				4,747,900

HEALTH CARE - 2.6%
Health Care Providers & Services - 2.5%
LifePoint Health Inc., First Lien Term Loan B (1 mo. USD LIBOR + 4.500%)	6.304%	11/16/25	645,125	644,822	(d)(f)(g)
Medical Solutions Holdings Inc., First Lien Closing Date Term Loan (1 mo. USD LIBOR + 3.750%)	6.286%	6/14/24	1,590,000	1,584,037	(d)(f)(g)
Option Care Health Inc., First Lien Term Loan B (1 mo. USD LIBOR + 4.500%)	6.286%	8/6/26	1,270,000	1,250,950	(d)(f)(g)(i)
Radnet Management Inc., First Lien Term Loan B1	5.510-7.500%	6/30/23	2,236,052	2,233,955	(d)(f)(g)
U.S. Renal Care Inc., First Lien Term Loan B (1 mo. USD LIBOR + 5.000%)	6.786%	6/12/26	2,260,000	2,093,795	(d)(f)(g)
WP CityMD Bidco LLC, Initial Term Loan (3 mo. USD LIBOR + 4.500%)	6.604%	8/13/26	2,200,000	2,162,875	(d)(f)(g)

Total Health Care Providers & Services				9,970,434

Health Care Technology - 0.1%
AthenaHealth Inc., First Lien Term Loan B (3 mo. USD LIBOR + 4.500%)	6.681%	2/11/26	537,300	533,939	(d)(f)(g)

TOTAL HEALTH CARE				10,504,373

INDUSTRIALS - 1.2%
Building Products - 0.5%
Ply Gem Midco Inc., Initial Term Loan (1 mo. USD LIBOR + 3.750%)	5.664%	4/14/25	2,103,375	2,039,380	(d)(f)(g)

Commercial Services & Supplies - 0.2%
API Group Inc., Term Loan B (1 mo. USD LIBOR + 2.500%)	4.286%	10/1/26	760,000	763,958	(d)(f)(g)(h)

See Notes to Schedule of Investments.

14	Western Asset Short Duration High Income Fund 2019 Quarterly Report

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Professional Services - 0.2%
Advantage Sales & Marketing Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 3.250%)	5.036%	7/23/21	871,650	$812,813	(d)(f)(g)

Transportation Infrastructure - 0.3%
GlobalTranz Enterprises LLC, First Lien Initial Term Loan (1 mo. USD LIBOR + 5.000%)	6.846%	5/15/26	1,165,540	1,089,780	(d)(f)(g)

TOTAL INDUSTRIALS				4,705,931

INFORMATION TECHNOLOGY - 1.4%
Communications Equipment - 0.3%
Global Tel Link Corp., First Lien Term Loan (1 mo. USD LIBOR + 4.250%)	6.036%	11/29/25	1,326,658	1,164,143	(d)(f)(g)

IT Services - 0.3%
McAfee LLC, Term Loan B (1 mo. USD LIBOR + 3.750%)	5.555%	9/30/24	1,316,675	1,317,663	(d)(f)(g)

Software - 0.8%
DigiCert Holdings Inc., First Lien Initial Term Loan	5.786%	10/16/26	1,870,000	1,838,055	(d)(f)(g)(h)
Ultimate Software Group Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 3.750%)	5.536%	5/4/26	1,320,000	1,324,399	(d)(f)(g)

Total Software				3,162,454

TOTAL INFORMATION TECHNOLOGY				5,644,260

MATERIALS - 0.4%
Containers & Packaging - 0.4%
Reynolds Group Holdings Inc., Incremental U.S. Term Loan (1 mo. USD LIBOR + 2.750%)	4.536%	2/6/23	1,457,538	1,459,542	(d)(f)(g)

UTILITIES - 0.3%
Electric Utilities - 0.3%
Panda Temple Power LLC, Second Lien Term Loan (2 mo. USD LIBOR + 8.000% PIK)	10.054%	2/7/23	1,013,509	1,019,210	(b)(d)(f)(g)

TOTAL SENIOR LOANS (Cost - $59,046,678)				57,440,899

ASSET-BACKED SECURITIES - 9.5%
Ameriquest Mortgage Securities Inc., 2002-C M1 (1 mo. USD LIBOR + 3.375%)	5.198%	11/25/32	1,462,889	1,479,713	(d)
Ares XLII CLO Ltd., 2017-42A D (3 mo. USD LIBOR + 3.450%)	5.403%	1/22/28	800,000	774,152	(a)(d)

See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2019 Quarterly Report	15

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - (continued)
Ares XXXVII CLO Ltd., 2015-4A CR (3 mo. USD LIBOR + 2.650%)	4.651%	10/15/30	1,050,000	$984,800	(a)(d)
Avery Point VI CLO Ltd., 2015-6A DR (3 mo. USD LIBOR + 2.950%)	5.237%	8/5/27	1,020,000	976,811	(a)(d)
Avery Point VI CLO Ltd., 2015-6A E1 (3 mo. USD LIBOR + 5.500%)	7.787%	8/5/27	500,000	447,698	(a)(d)
Battalion CLO XI Ltd., 2017-11A D (3 mo. USD LIBOR + 3.340%)	5.276%	10/24/29	1,850,000	1,798,445	(a)(d)
BlueMountain CLO Ltd., 2012-2A ER2 (3 mo. USD LIBOR + 5.750%)	7.886%	11/20/28	800,000	695,450	(a)(d)
BlueMountain CLO Ltd., 2015-2A ER (3 mo. USD LIBOR + 5.200%)	7.203%	7/18/27	750,000	620,495	(a)(d)
BlueMountain CLO Ltd., 2016-2A DR (3 mo. USD LIBOR + 7.790%)	9.926%	8/20/32	350,000	334,774	(a)(d)
Carlyle US CLO Ltd., 2017-2A C (3 mo. USD LIBOR + 3.700%)	5.666%	7/20/31	1,750,000	1,646,337	(a)(d)
Catskill Park CLO Ltd., 2017-1A D (3 mo. USD LIBOR + 6.000%)	7.966%	4/20/29	600,000	551,887	(a)(d)
Cent CLO 24 Ltd., 2015-24A CR (3 mo. USD LIBOR + 3.150%)	5.151%	10/15/26	700,000	668,769	(a)(d)
Cook Park CLO Ltd., 2018-1A E (3 mo. USD LIBOR + 5.400%)	7.402%	4/17/30	250,000	214,726	(a)(d)
Cumberland Park CLO Ltd., 2015-2A ER (3 mo. USD LIBOR + 5.650%)	7.616%	7/20/28	1,500,000	1,329,480	(a)(d)
CVP CLO Ltd., 2017-2A D (3 mo. USD LIBOR + 2.650%)	4.616%	1/20/31	600,000	525,400	(a)(d)
Greenwood Park CLO Ltd., 2018-1A D (3 mo. USD LIBOR + 2.500%)	4.501%	4/15/31	700,000	639,246	(a)(d)
Greenwood Park CLO Ltd., 2018-1A E (3 mo. USD LIBOR + 4.950%)	6.951%	4/15/31	480,000	410,355	(a)(d)
Greywolf CLO IV Ltd., 2019-1A C (3 mo. USD LIBOR + 3.950%)	5.952%	4/17/30	610,000	606,796	(a)(d)
GSAA Home Equity Trust, 2006-5 2A3 (1 mo. USD LIBOR + 0.270%)	2.093%	3/25/36	2,451,685	1,664,670	(d)
Jackson Mill CLO Ltd., 2015-1A DR (3 mo. USD LIBOR + 2.800%)	4.801%	4/15/27	1,500,000	1,423,867	(a)(d)
Jamestown CLO IV Ltd., 2014-4A A2R (3 mo. USD LIBOR + 1.350%)	3.351%	7/15/26	1,000,000	1,000,415	(a)(d)
Jamestown CLO VIII Ltd., 2015-8A D2 (3 mo. USD LIBOR + 6.750%)	8.751%	1/15/28	1,475,000	1,420,108	(a)(d)

See Notes to Schedule of Investments.

16	Western Asset Short Duration High Income Fund 2019 Quarterly Report

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - (continued)
LCM XIV LP, 14A ER (3 mo. USD LIBOR + 5.500%)	7.466%	7/20/31	750,000	$593,213	(a)(d)
LCM XXII Ltd., 22A DR (3 mo. USD LIBOR + 5.500%)	7.466%	10/20/28	750,000	615,986	(a)(d)
Magnetite VII Ltd., 2012-7A DR2 (3 mo. USD LIBOR + 4.500%)	6.501%	1/15/28	1,250,000	1,096,771	(a)(d)
Midocean Credit CLO VII, 2017-7A D (3 mo. USD LIBOR + 3.880%)	5.881%	7/15/29	500,000	479,947	(a)(d)
Neuberger Berman CLO XVII Ltd., 2014-17A ER (3 mo. USD LIBOR + 6.550%)	8.503%	4/22/29	820,000	760,448	(a)(d)
Oaktree CLO Ltd., 2019-1A D (3 mo. USD LIBOR + 3.800%)	5.753%	4/22/30	950,000	866,522	(a)(d)
Octagon Investment Partners XXIII Ltd., 2015-1A ER (3 mo. USD LIBOR + 5.750%)	7.751%	7/15/27	560,000	522,837	(a)(d)
OZLM XI Ltd., 2015-11A BR (3 mo. USD LIBOR + 2.300%)	4.236%	10/30/30	1,250,000	1,220,617	(a)(d)
OZLM XIX Ltd., 2017-19A C (3 mo. USD LIBOR + 3.100%)	5.086%	11/22/30	1,500,000	1,399,554	(a)(d)
OZLM XVI Ltd., 2017-16A C (3 mo. USD LIBOR + 3.550%)	5.718%	5/16/30	250,000	240,226	(a)(d)
Saranac CLO III Ltd., 2014-3A DR (3 mo. USD LIBOR + 3.250%)	5.409%	6/22/30	1,140,000	980,731	(a)(d)
Sound Point CLO III-R Ltd., 2013-2RA E (3 mo. USD LIBOR + 6.000%)	8.001%	4/15/29	1,000,000	811,477	(a)(d)
Sound Point CLO XV Ltd., 2017-1A E (3 mo. USD LIBOR + 5.960%)	7.894%	1/23/29	1,100,000	932,524	(a)(d)
Structured Asset Securities Corp. Trust, 2005-SC1 1A2	7.062%	5/25/31	1,947,243	1,814,526	(a)(d)
Thayer Park CLO Ltd., 2017-1A C (3 mo. USD LIBOR + 3.700%)	5.666%	4/20/29	500,000	494,433	(a)(d)
THL Credit Wind River CLO Ltd., 2016-1A ER (3 mo. USD LIBOR + 5.550%)	7.536%	7/15/28	1,000,000	870,000	(a)(d)
Treman Park CLO Ltd., 2015-1A ERR (3 mo. USD LIBOR + 5.500%)	7.466%	10/20/28	1,250,000	1,118,374	(a)(d)
Venture XVII CLO Ltd., 2014-17A DRR (3 mo. USD LIBOR + 2.820%)	4.821%	4/15/27	700,000	653,658	(a)(d)
Venture XVII CLO Ltd., 2014-17A ERR (3 mo. USD LIBOR + 5.740%)	7.741%	4/15/27	650,000	549,566	(a)(d)

See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2019 Quarterly Report	17

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - (continued)
Voya CLO Ltd., 2017-1A B (3 mo. USD LIBOR + 2.300%)	4.302%	4/17/30	1,500,000	$1,491,637	(a)(d)
Whitehorse XII Ltd., 2018-12A D (3 mo. USD LIBOR + 3.650%)	5.651%	10/15/31	250,000	222,859	(a)(d)

TOTAL ASSET-BACKED SECURITIES (Cost - $40,503,046)				37,950,300

COLLATERALIZED MORTGAGE OBLIGATIONS (J) - 1.6%
CSMC Trust, 2015-2R 7A2	4.069%	8/27/36	2,450,500	2,103,572	(a)(d)
Federal National Mortgage Association (FNMA) - CAS, 2017-C03 1B1 (1 mo. USD LIBOR + 4.850%)	6.673%	10/25/29	1,520,000	1,721,147	(a)(d)
LSTAR Securities Investment Ltd., 2019-4 A1 (1 mo. USD LIBOR + 1.500%)	3.532%	5/1/24	972,351	984,648	(a)(d)
LSTAR Securities Investment Trust, 2018-2 A2 (1 mo. USD LIBOR + 2.500%)	4.532%	4/1/23	1,480,000	1,486,786	(a)(d)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $6,044,503)				6,296,153

			SHARES
COMMON STOCKS - 1.3%
COMMUNICATION SERVICES - 0.0%
Media - 0.0%
New Cotai LLC/New Cotai Capital Corp., Class B Shares			7	0	*(i)(k)(l)

CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Bossier Escrow Shares			83,175	19,272	*(i)(k)

ENERGY - 0.9%
Energy Equipment & Services - 0.0%
Hercules Offshore Inc. (Escrow)			134,398	79,467	*(i)(k)
KCAD Holdings I Ltd.			282,728,964	0	*(i)(k)(l)

Total Energy Equipment & Services				79,467

Oil, Gas & Consumable Fuels - 0.9%
Berry Petroleum Corp.			324,927	3,051,064
Montage Resources Corp.			128,952	582,863	*
MWO Holdings LLC			738	56,398	*(i)(k)

Total Oil, Gas & Consumable Fuels				3,690,325

TOTAL ENERGY				3,769,792

See Notes to Schedule of Investments.

18	Western Asset Short Duration High Income Fund 2019 Quarterly Report

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2019

SECURITY			SHARES	VALUE
UTILITIES - 0.4%
Electric Utilities - 0.4%
Panda Temple Power LLC			64,077	$1,409,694	*(i)

TOTAL COMMON STOCKS (Cost - $27,895,778)				5,198,758

	RATE	MATURITY DATE	FACE AMOUNT†
CONVERTIBLE BONDS & NOTES - 0.5%
COMMUNICATION SERVICES - 0.3%
Media - 0.3%
DISH Network Corp., Senior Notes	2.375%	3/15/24	850,000	765,130
DISH Network Corp., Senior Notes	3.375%	8/15/26	220,000	206,263
Liberty Media Corp., Senior Notes	2.125%	3/31/48	380,000	396,720	(a)

TOTAL COMMUNICATION SERVICES				1,368,113

ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Cheniere Energy Inc., Senior Notes	4.250%	3/15/45	270,000	212,963

INFORMATION TECHNOLOGY - 0.1%
IT Services - 0.1%
Okta Inc., Senior Notes	0.125%	9/1/25	370,000	351,983	(a)

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $2,021,119)				1,933,059

SOVEREIGN BONDS - 0.3%
Argentina - 0.3%
Argentine Republic Government International Bond, Senior Notes	5.625%	1/26/22	1,340,000	569,500
Argentine Republic Government International Bond, Senior Notes	7.500%	4/22/26	720,000	308,887
Argentine Republic Government International Bond, Senior Notes	6.875%	1/26/27	800,000	318,008

TOTAL SOVEREIGN BONDS (Cost - $2,692,157)				1,196,395

			SHARES
PREFERRED STOCKS - 0.1%
FINANCIALS - 0.1%
Capital Markets - 0.1%
B. Riley Financial Inc. (Cost - $435,000)	6.875%		17,400	447,528

See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2019 Quarterly Report	19

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2019

SECURITY	COUNTERPARTY	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†	VALUE
PURCHASED OPTIONS - 0.0%
OTC PURCHASED OPTIONS - 0.0%
SPDR Bloomberg Barclays High Yield Bond ETF, Put @ $105.00	Barclays Bank PLC	12/20/19	1,448	15,668,292	$1,899
SPDR S&P Oil & Gas Exploration & Production ETF, Put @ $22.00	BNP Paribas SA	11/15/19	163	344,763	18,308
SPDR S&P Oil & Gas Exploration & Production ETF, Put @ 22.00	Barclays Bank PLC	11/15/19	255	538,856	28,614

TOTAL PURCHASED OPTIONS (Cost - $197,122)					48,821

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $405,150,206)					379,153,518

		RATE		SHARES
SHORT-TERM INVESTMENTS - 3.4%
Western Asset Government Cash Management Portfolio LLC (Cost - $13,469,750)		1.890%		13,469,750	13,469,750	(m)

TOTAL INVESTMENTS - 98.8% (Cost - $418,619,956)					392,623,268
Other Assets in Excess of Liabilities - 1.2%					4,586,117

TOTAL NET ASSETS - 100.0%					$397,209,385

See Notes to Schedule of Investments.

20	Western Asset Short Duration High Income Fund 2019 Quarterly Report

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2019

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Securities traded on a when-issued or delayed delivery basis.

(f)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(g)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(h)	All or a portion of this loan is unfunded as of October 31, 2019. The interest rate for fully unfunded term loans is to be determined.

(i)	Security is valued using significant unobservable inputs (Note 1).

(j)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(k)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1). (l) Value is less than $1.

(m)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control. At October 31, 2019, the total market value of investments in Affiliated Companies was $13,469,750 and the cost was $13,469,750 (Note 2).

Abbreviations used in this schedule:

CAD	— Canadian Dollar
CAS	— Connecticut Avenue Securities
CLO	— Collateralized Loan Obligation
ETF	— Exchange-Traded Fund
GTD	— Guaranteed
ICE	— Intercontinental Exchange
LIBOR	— London Interbank Offered Rate
PIK	— Payment-In-Kind
SPDR	— Standard & Poor’s Depositary Receipts
USD	— United States Dollar

See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2019 Quarterly Report	21

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2019

SCHEDULE OF WRITTEN OPTIONS

OTC WRITTEN OPTIONS
SECURITY	COUNTERPARTY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT	VALUE
SPDR Bloomberg Barclays High Yield Bond ETF, Put (Premiums received - $57,929)	Barclays Bank PLC	12/20/19	$101.00	1,448	$15,668,292	$(1,571)

Abbreviations used in this schedule:

ETF	— Exchange-Traded Fund
SPDR	— Standard & Poor’s Depositary Receipts

At October 31, 2019, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Notes	284	12/19	$61,326,241	$61,230,844	$(95,397)
U.S. Treasury 5-Year Notes	629	12/19	75,341,481	74,978,769	(362,712)

					(458,109)

Contracts to Sell:
U.S. Treasury 10-Year Notes	543	12/19	71,230,320	70,751,206	479,114

Net unrealized appreciation on open futures contracts					$21,005

At October 31, 2019, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	163,126	USD	180,698	Barclays Bank PLC	1/17/20	$2,248
AUD	809,439	USD	544,542	BNP Paribas SA	1/17/20	14,558
USD	663,723	CAD	882,677	JPMorgan Chase & Co.	1/17/20	(6,737)
USD	110,279	EUR	100,000	JPMorgan Chase & Co.	1/17/20	(1,871)

Total						$8,198

Abbreviations used in this table:

AUD	— Australian Dollar
CAD	— Canadian Dollar
EUR	— Euro
USD	— United States Dollar

See Notes to Schedule of Investments.

22	Western Asset Short Duration High Income Fund 2019 Quarterly Report

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2019

At October 31, 2019, the Fund had the following open swap contract:

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT OCTOBER 31, 2019[3]	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Morgan Stanley & Co. Inc. (Ford Motor Co., 4.346%, due 12/8/26)	$2,840,000	6/20/24	1.825%	5.000% quarterly	$(391,983)	$(375,406)	$(16,577)

[1]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

†	Percentage shown is an annual percentage rate.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2019 Quarterly Report	23

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Short Duration High Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

24

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

25

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$268,641,605	—		$268,641,605
Senior Loans:
Consumer Discretionary	—	13,731,314	$1,238,940		14,970,254
Energy	—	—	453,862		453,862
Health Care	—	9,253,423	1,250,950		10,504,373
Other Senior Loans	—	31,512,410	—		31,512,410
Asset-Backed Securities	—	37,950,300	—		37,950,300
Collateralized Mortgage
Obligations	—	6,296,153	—		6,296,153
Common Stocks:
Communication Services	—	—	0	*	0	*
Consumer Discretionary	—	—	19,272		19,272
Energy	$3,633,927	—	135,865		3,769,792
Utilities	—	—	1,409,694		1,409,694
Convertible Bonds & Notes	—	1,933,059	—		1,933,059
Sovereign Bonds	—	1,196,395	—		1,196,395
Preferred Stocks	447,528	—	—		447,528
Purchased Options	—	48,821	—		48,821

Total Long-Term Investments	4,081,455	370,563,480	4,508,583		379,153,518

Short-Term Investments†	—	13,469,750	—		13,469,750

Total Investments	$4,081,455	$384,033,230	$4,508,583		$392,623,268

Other Financial Instruments:
Futures Contracts	$479,114	—	—		$479,114
Forward Foreign Currency Contracts	—	$16,806	—		16,806

Total Other Financial Instruments	$479,114	$16,806	—		$495,920

Total	$4,560,569	$384,050,036	$4,508,583		$393,119,188

26

Notes to Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options	—	$1,571	—	$1,571
Futures Contracts	$458,109	—	—	458,109
Forward Foreign Currency Contracts	—	8,608	—	8,608
OTC Credit Default Swaps on Corporate Issues — Buy Protection‡	—	391,983	—	391,983

Total	$458,109	$402,162	—	$860,271

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

‡	Value includes any premium paid or received with respect to swap contracts.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Balance as of July 31, 2019		Accrued premiums/ discounts	Realized gain (loss)	Change in unrealized appreciation (depreciation)[1]	Purchases
Corporate Bonds & Notes:
Health Care	$1,598,675		$47	$66,974	$(73,616)	—
Senior Loans:
Communication Services	1,321,629		(285)	(20)	(14,210)	—
Consumer Discretionary	1,983,314		4,197	36	(87,927)	—
Energy	704,568		628	—	(251,334)	—
Health Care	1,266,825		317	—	(16,192)	—
Industrials	1,411,200		753	5,832	(23,545)	—
Utilities	998,714		(12,053)	—	15,264	$17,285
Common Stocks:
Communication Services	0	*	—	—	—	—
Consumer Discretionary	17,533		—	—	1,739	—
Energy	407,331		—	—	(271,466)	—
Utilities	—		—	—	—	—

Total	$9,709,789		$(6,396)	$72,822	$(721,287)	$17,285

27

Notes to Schedule of Investments (unaudited) (continued)

Investments in Securities (cont’d)	Sales	Transfers into Level 3[2]	Transfers out of Level 3[3]	Balance as of October 31, 2019		Net change in unrealized appreciation (depreciation) for investments in securities still held at October 31, 2019[1]
Corporate Bonds & Notes:
Health Care	$(1,592,080)	—	—	—		—
Senior Loans:
Communication
Services	(3,308)	—	$(1,303,806)	—		—
Consumer
Discretionary	(1,552)	$420,540	(1,079,668)	$1,238,940		$(29,683)
Energy	—	—	—	453,862		(251,334)
Health Care	—	—	—	1,250,950		(16,192)
Industrials	(304,460)	—	(1,089,780)	—		—
Utilities	—	—	(1,019,210)	—		—
Common Stocks:
Communication
Services	—	—	—	0	*	—
Consumer
Discretionary	—	—	—	19,272		1,739
Energy	—	—	—	135,865		(271,466)
Utilities	—	1,409,694	—	1,409,694		—

Total	$(1,901,400)	$1,830,234	$(4,492,464)	$4,508,583		$(566,936)

*	Amount represents less than $1.

1

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

2	Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.

3	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The Fund may invest in Western Asset Government Cash Management Portfolio, LLC (“Cash Management Portfolio”), an affiliated private money market fund managed by

28

Notes to Schedule of Investments (unaudited) (continued)

Western Asset Management Company, LLC, the Fund’s subadviser. Cash Management Portfolio is available as a cash management vehicle for certain proprietary investment companies affiliated with Legg Mason, Inc. While Cash Management Portfolio is not a registered money market fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Based on the Fund’s relative ownership, the following companies were considered affiliated companies for all or some portion of the period ended October 31, 2019. The following transactions were effected in shares of such companies for the period ended October 31, 2019.

	Affiliate Value at July 31, 2019	Purchased		Sold		Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at October 31, 2019
		Cost	Shares	Cost	Shares
Western Asset Government Cash Management Portfolio LLC	$9,809,547	$35,260,203	35,260,203	$31,600,000	31,600,000	—	$60,220	—	$13,469,750

29